Expense Example - Class I R Shares - Alger Capital Appreciation Institutional Fund - IR	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years
USD ($)	115	359	622	1,375	161	499	860	1,878